DWS Investment Management Americas, Inc.

One International Place

Boston, MA 02110

May 14, 2020

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	Xtrackers J.P. Morgan ESG USD High Yield Corporate Bond ETF (formerly Xtrackers High Yield Corporate Bond - Interest Rate Hedged ETF), Xtrackers Bloomberg Barclays US Investment Grade Corporate ESG ETF (formerly Xtrackers Investment Grade Bond - Interest Rate Hedged ETF) and Xtrackers J.P. Morgan ESG Emerging Markets Sovereign ETF (formerly Xtrackers Emerging Markets Bond - Interest Rate Hedged ETF) (each, a “Fund,” and collectively, the “Funds”), each a series of DBX ETF Trust (the “Trust”) (Reg. Nos. 333-170122; 811-22487)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust hereby certifies that the form of Prospectuses and Statements of Additional Information that would have been filed on behalf of the Funds pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 465 to the Trust’s Registration Statement on Form N-1A (the “Amendment”) would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement relating to the Funds and was filed electronically on May 11, 2020.

Any comments or questions on this filing should be directed to the undersigned at (617) 295-3011.

Very truly yours,

/s/James M. Wall

James M. Wall

Director & Associate General Counsel

DWS Investment Management Americas, Inc.

cc: Jeremy Senderowicz, Dechert LLP